Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Cash consideration	$74,350
Acquisition date fair-value of contingent consideration	1,089
Total consideration	$75,439

Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
	December 31,
	2021	2020
Government institutions	$39,480	$35,648
Accrued expenses and other current liabilities	40,931	33,328
Total	$80,411	$68,976

ZAP Group Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$(7,171)
Other long-term assets	8,735
Other long-term liabilities	(4,565)
Customer relationships	39,152
Trade names	8,642
Deferred tax liabilities	(10,984)
Non-controlling interests in acquiree’s subsidiary	(1,384)
Goodwill	33,400
Total assets acquired net of acquired cash	$65,825

Ofek Aerial Photography Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$4,857
Other long-term assets	4,817
Intangible assets	874
Dividend payable to former shareholder	(7,069)
Deferred tax, net	(34)
Non-controlling interests	(995)
Goodwill	1,481
Total assets acquired net of acquired cash	$3,931

Ofek [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$4,045
Other long-term assets	4,254
Developed technology	10,517
Customer relationships	19,266
Backlog	163
Goodwill	58,120
Current liabilities	(4,800)
Deferred revenues	(5,742)
Deferred tax liabilities	(6,962)
Other long-term liabilities	(5,877)
Total assets acquired, net of acquired cash	$72,984

Acquisition of sum.cumo GmbH (“sum.cumo”) [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$466
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521
Total assets acquired, net of acquired cash	$21,506

Delphi Technology Inc. and its subsidiary [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities excluding cash acquired	$(6,789)
Intangible assets	7,562
Deferred tax liabilities	(2,313)
Goodwill	14,875
Total assets acquired, net of acquired cash	$13,335

Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$47
Intangible assets	1,037
Goodwill	622
Total assets acquired, net of acquired cash	$1,706

EnableIT, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net liabilities excluding cash acquired	$(35)
Intangible assets	2,546
Other long-term assets	459
Other long-term liabilities	(1,171)
Goodwill	4,101
Total assets acquired, net of acquired cash	$5,900

Menarva Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities excluding cash acquired	$(129)
Customer relationships	2,750
Other long-term assets	194
Other long-term liabilities	(787)
Goodwill	3,477
Total assets acquired, net of acquired cash	$5,505

Soft IT Ltd.[Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities excluding cash acquired	$(351)
Customer relationships	1,150
Other long-term assets	613
Other long-term liabilities	(826)
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired, net of acquired cash	$834

Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired, net of acquired cash	$3,870

Stockell Information Systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired	$7,714

Acquisition of Mobisoft Magic Hands [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition
Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired, net of acquired cash	$11,340

NetEffects [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$444
Intangible assets	4,908
Deferred taxes	(1,276)
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

AVB Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$234
Other long-term assets	101
Intangible assets	1,030
Deferred taxes	(237)
Other long-term liabilities	(1,114)
Non-controlling interests	(338)
Goodwill	1,584
Total assets acquired net of acquired cash	$1,260

I.T.D. Group Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$86
Other long-term assets	179
Intangible assets	781
Deferred taxes	(321)
Other long-term liabilities	(1,574)
Redeemable non-controlling interests	(155)
Goodwill	2,136
Total assets acquired net of acquired cash	$1,132

SQ Service Quality Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$84
Other long-term assets	64
Intangible assets	431
Deferred taxes	(99)
Other long-term liabilities	(107)
Redeemable non-controlling interests	(797)
Goodwill	1,246
Total assets acquired net of acquired cash	$822

A.A Engineering Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$389
Other long-term assets	104
Intangible assets	1,139
Deferred taxes	(262)
Other long-term liabilities	(260)
Non-controlling interests	(527)
Goodwill	2,214
Total assets acquired net of acquired cash	$2,797

Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$12,746
Short-term bank credit	(10,598)
Non-controlling interest	(135)
Liability to acquire non-controlling interests (put option)	(17,781)
Intangible assets, net	16,337
Deferred taxes	(4,021)
Goodwill	12,621
Total assets acquired net of acquired cash	$9,169

RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities excluding cash acquired	$(763)
Contingent liability in respect of business combinations	(1,077)
Intangible assets, net	354
Deferred taxes	(95)
Goodwill	922
Total liabilities acquired net of acquired cash	$(659)

Acquisition of Medatech Information Technologies Ltd. (“Medatech Technologies”) [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$22,056

Dana Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$(9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$(586)

Liram Financial Software Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net liabilities	$(751)
Non-controlling interest	(821)
Intangible assets	4,529
Deferred tax liability	(1,042)
Goodwill	2,404
Total assets acquired	$4,319

Unique Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of provisional estimated consideration
Net assets excluding cash acquired	$(244)
Intangible assets	8,425
Deferred tax liability	(1,938)
Goodwill	9,547
Total assets acquired net of acquired cash	$15,790